Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of other payables and other current liabilities
	2018	2017
Accrued salaries and social welfare	$337,599	$345,710
Accrued expenses	388,572	291,043
Reimbursed employee's expense	50,228	34,212
Deposits from customers	198,907	89,382
Others	1,813	2,526
Total accrued expenses and other current liabilities	$977,119	$762,873